Share-based compensation	3 Months Ended
Mar. 31, 2024
Share-based compensation.
Share-based compensation

5.     Share-based Compensation

Stock appreciation rights (“SARs”)

Changes in the SARs for the three months ended March 31, 2024 are set forth below in full numbers:

		Weighted average
	No. of SARs	exercise price
Balance as of January 1, 2024	176,360	$4.28
SARs granted during the three months ended March 31, 2024	—	—
SARs exercised during the three months ended March 31, 2024	(176,360)	$(4.28)
Balance as of March 31, 2024 (none of which are exercisable or convertible)	-	$-

Restricted stock units (“RSUs”)

Changes in the RSUs for the three months ended March 31, 2024 are set forth below:

		Weighted average
		fair value at grant
	No. of RSUs	date
Balance as of January 1, 2024	716,452	$8.65
RSUs granted during the three months ended March 31, 2024	161,208	$17.58
RSUs vested during the three months ended March 31, 2024	(297,978)	$(10.74)
RSUs forfeited during the three months ended March 31, 2024	—	—
Balance as of March 31, 2024 (none of which are vested)	579,682	$10.06

The total cost related to non-vested RSU awards expected to be recognized through 2027 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2024(1)	$2,099
2025	1,956
2026	763
2027	102
$4,920
(1)	Nine-month period ending December 31, 2024